Intangible Asset (Details) - Schedule of amortization amount of intangible asset by fiscal years	Dec. 31, 2022 USD ($)
Schedule of Amortization Amount of Intangible Asset By Fiscal Years [Abstract]
2022	$ 260,069
2023	260,069
2024	260,069
2025	260,069
2026	260,069
Thereafter	818,175
Total	$ 2,118,520